Pension and Postretirement Benefit Plans - Obligation and Funded Status (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in projected benefit obligation
Service cost	$ 1	$ 1
Interest cost	8	8
Change in fair value of plan assets
Fair value of plan assets at beginning of year	264	243	$ 243
Fair value of plan assets at end of year			264	$ 243
Amounts recognized in Consolidated Balance Sheets
Non-current liabilities	(223)		(232)	(246)
U.S.
Change in fair value of plan assets
Fair value of plan assets at beginning of year	208	195	195
Fair value of plan assets at end of year			208	195
Non U.S.
Change in fair value of plan assets
Fair value of plan assets at beginning of year	56	48	48
Fair value of plan assets at end of year			56	48
Pension Benefits | U.S.
Change in projected benefit obligation
Projected benefit obligation at beginning of year	336	341	341	514
Service cost			2	3	$ 4
Interest cost			17	16	13
Actuarial loss (gain)			3	(113)
Benefits paid			(27)	(79)
Exchange rate loss (gain)			0	0
Projected benefit obligation at end of year			336	341	514
Change in fair value of plan assets
Fair value of plan assets at beginning of year	208	195	195	325
Actual return on plan assets			33	(51)
Employer contribution			7	0
Benefits paid			(27)	(79)
Exchange rate gain (loss)			0	0
Fair value of plan assets at end of year			208	195	325
Underfunded status of plans			(128)	(146)
Amounts recognized in Consolidated Balance Sheets
Non-current assets			0	0
Current liabilities			0	0
Non-current liabilities			(128)	(146)
Net liability at end of year			(128)	(146)
Amounts recognized in accumulated other comprehensive loss
Prior service credit			0	0
Net actuarial loss			(74)	(92)
Net amount recognized			(74)	(92)	(167)	$ (238)
Pension Benefits | Non U.S.
Change in projected benefit obligation
Projected benefit obligation at beginning of year	132	124	124	181
Service cost			4	6	6
Interest cost			4	2	2
Actuarial loss (gain)			1	(49)
Benefits paid			(3)	(2)
Exchange rate loss (gain)			2	(14)
Projected benefit obligation at end of year			132	124	181
Change in fair value of plan assets
Fair value of plan assets at beginning of year	56	48	48	62
Actual return on plan assets			6	(10)
Employer contribution			3	2
Benefits paid			(3)	(2)
Exchange rate gain (loss)			2	(4)
Fair value of plan assets at end of year			56	48	62
Underfunded status of plans			(76)	(76)
Amounts recognized in Consolidated Balance Sheets
Non-current assets			7	5
Current liabilities			(1)	(1)
Non-current liabilities			(82)	(80)
Net liability at end of year			(76)	(76)
Amounts recognized in accumulated other comprehensive loss
Prior service credit			0	(1)
Net actuarial loss			0	(2)
Net amount recognized			0	(3)	(41)	(46)
Other Postretirement Benefit Plans | U.S.
Change in projected benefit obligation
Projected benefit obligation at beginning of year	17	16	16	22
Service cost			0	1	1
Interest cost			1	1	1
Actuarial loss (gain)			0	(6)
Benefits paid			(1)	(3)
Plan participant contributions			1	1
Exchange rate loss (gain)			0	0
Projected benefit obligation at end of year			17	16	22
Change in fair value of plan assets
Fair value of plan assets at beginning of year	0	0	0	0
Employer contribution			0	2
Plan participant contributions			1	1
Benefits paid			(1)	(3)
Fair value of plan assets at end of year			0	0	0
Underfunded status of plans			(17)	(16)
Amounts recognized in Consolidated Balance Sheets
Current liabilities			(1)	(1)
Non-current liabilities			(16)	(15)
Net liability at end of year			(17)	(16)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss			(12)	(13)
Net amount recognized			12	13	8	2
Other Postretirement Benefit Plans | Canada
Change in projected benefit obligation
Projected benefit obligation at beginning of year	6	5	5	8
Service cost			0	0	0
Interest cost			0	0	0
Actuarial loss (gain)			0	(2)
Benefits paid			0	0
Plan participant contributions			0	0
Exchange rate loss (gain)			1	(1)
Projected benefit obligation at end of year			6	5	8
Change in fair value of plan assets
Fair value of plan assets at beginning of year	$ 0	$ 0	0	0
Employer contribution			0	0
Plan participant contributions			0	0
Benefits paid			0	0
Fair value of plan assets at end of year			0	0	0
Underfunded status of plans			(6)	(5)
Amounts recognized in Consolidated Balance Sheets
Current liabilities			0	0
Non-current liabilities			(6)	(5)
Net liability at end of year			(6)	(5)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss			0	(1)
Net amount recognized			$ 0	$ 1	$ (3)	$ (3)